Income Taxes (Tables)	9 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of Income Taxes

The following table reflects the reconciliation for the respective periods:

	Years Ended June 30,		March 31, 2015
	2014	2013
			(unaudited)
Benefit at federal statutory rate	(34.00)%	(34.00)%	(34.00)%
State, net of federal income tax benefit	(2.89)%	(2.85)%	(2.89)%
Stock-based compensation	1.84%	2.31%	1.79%
Change in valuation allowance	22.29%	10.26%	34.65%
Other	0.03%	0.0%	0.03%

Effective tax rate	(12.73)%	(24.28)%	(0.42)%

Schedule of Deferred Tax Assets and Liabilities

The approximate tax effects of significant temporary differences which comprise the deferred tax assets and liabilities are as follows for the respective periods:

	2014	2013	Nine Months Ended March 31, 2015
			(unaudited)
Current deferred income tax asset:
Deferred revenue short-term	$32,000	$18,000	$31,000
Valuation allowance	(13,000)	(3,000)	(18,000)

Total current deferred income tax asset	19,000	15,000	13,000

Long-term deferred income tax assets (liabilities):
Net operating loss carryforward	3,847,000	1,704,000	5,688,000
Section 197 intangible	482,000	515,000	458,000
Deferred revenue long-term	190,000	132,000	166,000
Share-based compensation expense	80,000	22,000	249,000
Acquired patents	—	—	—
Acquired in-process research and development	(2,779,000)	(2,779,000)	(2,779,000)
Less: Valuation allowance	(1,863,000)	(447,000)	(3,795,000)

Total long-term deferred income tax assets (liabilities)	(43,000)	(853,000)	(13,000)

Total deferred income tax assets (liabilities)	$(24,000)	$(838,000)	$—